CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current assets
Cash	$ 47,257	$ 111,397
Inventory	5,135	5,135
Right of use asset	14,207	18,201
Total current assets	66,599	134,733
Goodwill	2,697,728	2,696,018
Furniture and equipment	0	1,000
Domain list	1,000	1,000
Total Assets	2,765,327	2,832,751
Current liabilities
Accounts payable and accrued expenses	221,655	40,513
Lease liability	14,207	18,201
Due to Applife Holdings	150,000	150,000
Derivative liability - common stock warrants		802,589
Other current liabilities	1,663,322	1,679,514
Total current liabilities	2,490,559	2,690,817
Total liabilities	3,480,783	3,644,529
Warrant liability	285,208	802,589
Promissory notes	156,167	0
Stockholders' deficit
Common Stock, Par value $0.001 per share, 5 billion shares Authorized and 2,000,000,000 shares issued and outstanding		2,000,000
Additional paid-in capital	809,999	809,999
Accumulated (deficit)	(3,525,459)	(3,621,781)
Total stockholders' deficit	(715,456)	(811,778)
Total liabilities and stockholders' deficit	2,765,327	2,832,751
Series B Preferred Stock
Current liabilities
Convertible preferred stock liability - Series B preferred stock, Par value $0.001 per share, 20,000 shares authorized and 12,850 shares issued and outstanding. Stated value of $1,285,000	990,224	953,712
Series C Preferred Stock
Stockholders' deficit
Preferred shares	3	3
Total stockholders' deficit	3	3
Series D Preferred Stock
Stockholders' deficit
Preferred shares	1	1
Total stockholders' deficit	$ 1	$ 1